Earnings per share - Additional information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	9 Months Ended					6 Months Ended
	Jul. 15, 2009	Oct. 17, 2011	Dec. 31, 2012	Dec. 31, 2011	Apr. 30, 2010 Own Share Lending Agreement [Member]	Nov. 30, 2009 Own Share Lending Agreement [Member]	Jul. 15, 2009 Acquisition Of 25 Of Ocean Rig Udw [Member]
Common stock shares issued			424,762,244	424,762,094	10,000,000	26,100,000
Issuance of preferred stock, shares							52,238,806
Face value of preferred shares issued							$ 280,000
Conversion of Stock, Shares Converted		6,532,979
Stock Issued During Period, Shares, Conversion of Convertible Securities		5,123,905
Number of common shares converted from preferred shares		40,971,612
Preferred Stock, Dividend Rate, Percentage							6.75%
Sale Of Subsidiary Common Stock Percentage	25.00%